Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended			38 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2016
Text Block [Abstract]
Net loss	$ (1,892,227)	$ (13,643)	$ (2,815,120)	$ (26,932)	$ (224,578)	$ (3,727)	$ (48,809)	$ (445,974)
Cash	$ 1,050,246		$ 1,050,246		$ 1,350,580	$ 3,713	$ 1,563	$ 1,350,580